Apr. 01, 2021
GPS FUNDS I
GPS FUNDS II

GuideMark® Large Cap Core Fund (Ticker: GMLGX)
GuideMark® Emerging Markets Fund (Ticker: GMLVX)
GuideMark® Small/Mid Cap Core Fund (Ticker: GMSMX)
GuideMark® World ex-US Fund (Ticker: GMWEX)
GuideMark® Core Fixed Income Fund (Ticker: GMCOX)
GuidePath® Growth Allocation Fund (Ticker: GPSTX)
GuidePath® Conservative Allocation Fund (Ticker: GPTCX)
GuidePath® Tactical Allocation Fund (Ticker: GPTUX)
GuidePath® Absolute Return Allocation Fund (Ticker: GPARX)
GuidePath® Multi-Asset Income Allocation Fund (Ticker: GPMIX)
GuidePath® Flexible Income Allocation Fund (Ticker: GPIFX)
GuidePath® Managed Futures Strategy Fund (Ticker: GPMFX)
GuidePath® Conservative Income Fund (Ticker: GPICX)
GuidePath® Income Fund (Ticker: GPINX)
GuidePath® Growth and Income Fund (Ticker: GPIGX)
(collectively, the “Funds”)
_____________________________________________________________________________________________

Supplement dated April 1, 2021
to the Prospectus dated July 31, 2020
_____________________________________________________________________________________________

The Board of Trustees of GPS Funds I and GPS Funds II, based upon the recommendation of AssetMark, Inc. (“AssetMark”), the investment adviser to the Funds, has determined to terminate the Funds’ Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (each, a “Distribution Plan” and together, the “Distribution Plans”), effective as of April 1, 2021. As a result, Service Shares of the Funds will no longer pay Rule 12b-1 fees as of April 1, 2021. In addition, to correspond with the discontinuation of the Funds’ Distribution Plans, each Fund’s expense cap for Service Shares was lowered by 25 basis points to correspond to the removal of Rule 12b-1 fees.

Please retain this supplement for your reference.
Service Shares Prospectus | GuideMark® Large Cap Core Fund
GuideMark® Large Cap Core Fund
1.Accordingly, the “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® Large Cap Core Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.46%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.21%
Total Annual Fund Operating Expenses(3)	0.91%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.46%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.21%
Total Annual Fund Operating Expenses(3)	0.91%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$290	$504	$1,120

Service Shares Prospectus | GuideMark® Emerging Markets Fund
GuideMark® Emerging Markets Fund
2.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® Emerging Markets Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.74%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.49%
Acquired Fund Fees and Expenses(3)	0.05%
Expense Recoupment(4)	0.10%
Total Annual Fund Operating Expenses(4)(5)	1.48%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.74%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.49%
Acquired Fund Fees and Expenses(3)	0.05%
Expense Recoupment(4)	0.10%
Total Annual Fund Operating Expenses(4)(5)	1.48%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the expense recoupment by the Advisor for the 1-year number only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$151	$447	$765	$1,666

Service Shares Prospectus | GuideMark® Small/Mid Cap Core Fund
GuideMark® Small/Mid Cap Core Fund
3.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® Small/Mid Cap Core Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.65%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.40%
Total Annual Fund Operating Expenses(3)	1.22%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.65%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.40%
Total Annual Fund Operating Expenses(3)	1.22%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$124	$387	$670	$1,477

Service Shares Prospectus | GuideMark® World ex-US Fund
GuideMark® World ex-US Fund
4.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® World ex-US Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.65%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.40%
Total Annual Fund Operating Expenses(3)	1.15%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.65%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.40%
Total Annual Fund Operating Expenses(3)	1.15%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Service Shares Prospectus | GuideMark® Core Fixed Income Fund
GuideMark® Core Fixed Income Fund
5.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuideMark® Core Fixed Income Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.64%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.39%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver and/or Expense Assumption(3)	-0.08%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(3)(4)	0.96%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.64%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.39%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver and/or Expense Assumption(3)	-0.08%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(3)(4)	0.96%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$323	$566	$1,264

Service Shares Prospectus | GuidePath® Growth Allocation Fund
GuidePath® Growth Allocation Fund
6.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Growth Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.44%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.19%
Acquired Fund Fees and Expenses(3)	0.17%
Total Annual Fund Operating Expenses(4)	0.86%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.44%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.19%
Acquired Fund Fees and Expenses(3)	0.17%
Total Annual Fund Operating Expenses(4)	0.86%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Service Shares Prospectus | GuidePath® Conservative Allocation Fund
GuidePath® Conservative Allocation Fund
7.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Conservative Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.46%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.21%
Acquired Fund Fees and Expenses(3)	0.18%
Total Annual Fund Operating Expenses(4)	0.89%
Fee Waiver and/or Expense Assumption(5)	-0.19%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.70%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.46%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.21%
Acquired Fund Fees and Expenses(3)	0.18%
Total Annual Fund Operating Expenses(4)	0.89%
Fee Waiver and/or Expense Assumption(5)	-0.19%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.70%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$265	$474	$1,079

Service Shares Prospectus | GuidePath® Tactical Allocation Fund
GuidePath® Tactical Allocation Fund
8.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Tactical Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.47%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.22%
Acquired Fund Fees and Expenses(3)	0.05%
Total Annual Fund Operating Expenses(4)	0.87%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.47%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.22%
Acquired Fund Fees and Expenses(3)	0.05%
Total Annual Fund Operating Expenses(4)	0.87%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Service Shares Prospectus | GuidePath® Absolute Return Allocation Fund
GuidePath® Absolute Return Allocation Fund
9.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Absolute Return Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.24%
Acquired Fund Fees and Expenses(3)	0.29%
Total Annual Fund Operating Expenses(4)	1.13%
Fee Waiver and/or Expense Assumption(5)	-0.25%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.88%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.24%
Acquired Fund Fees and Expenses(3)	0.29%
Total Annual Fund Operating Expenses(4)	1.13%
Fee Waiver and/or Expense Assumption(5)	-0.25%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.88%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$334	$598	$1,352

Service Shares Prospectus | GuidePath® Multi-Asset Income Allocation Fund
GuidePath® Multi-Asset Income Allocation Fund
10.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Multi-Asset Income Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.24%
Acquired Fund Fees and Expenses(3)	0.28%
Total Annual Fund Operating Expenses(4)	1.12%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.24%
Acquired Fund Fees and Expenses(3)	0.28%
Total Annual Fund Operating Expenses(4)	1.12%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

Service Shares Prospectus | GuidePath® Flexible Income Allocation Fund
GuidePath® Flexible Income Allocation Fund
11.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Flexible Income Allocation Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.48%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.23%
Acquired Fund Fees and Expenses(3)	0.21%
Total Annual Fund Operating Expenses(4)	0.94%
Fee Waiver and/or Expense Assumption(5)	-0.13%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.81%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.48%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.23%
Acquired Fund Fees and Expenses(3)	0.21%
Total Annual Fund Operating Expenses(4)	0.94%
Fee Waiver and/or Expense Assumption(5)	-0.13%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)(4)(5)	0.81%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense assumption by the Advisor for the 1-year number only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$287	$507	$1,143

Service Shares Prospectus | GuidePath® Managed Futures Strategy Fund
GuidePath® Managed Futures Strategy Fund
12.The “Fees and Expenses of the Fund” table and the “Example” in the section entitled “Summary Section – GuidePath® Managed Futures Strategy Fund” of the Prospectus are hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investments)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.50%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.25%
Expense Recoupment(3)	0.01%
Total Annual Fund Operating Expenses(3)(4)	1.56%

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)

Shareholder Fees (fees paid directly from your investments)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%
Distribution and/or Service (12b-1) Fees(1)	None
Other expenses	0.50%
Administrative Service Fees	0.25%
All Other Expenses(2)	0.25%
Expense Recoupment(3)	0.01%
Total Annual Fund Operating Expenses(3)(4)	1.56%

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the expense recoupment by the Advisor for the 1-year number only.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$159	$491	$846	$1,846

Service Shares Prospectus | GuidePath® Conservative Income Fund
GuidePath® Conservative Income Fund
Service Shares Prospectus | GuidePath® Income Fund
GuidePath® Income Fund
Service Shares Prospectus | GuidePath® Growth and Income Fund
GuidePath® Growth and Income Fund